Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable is summarized as follows:

	December 31,
	2017	2018
	RMB	RMB	US$

Accounts receivable	2,702,653	2,115,095	307,628
Less: Allowance for doubtful accounts	(560,465)	(491,536)	(71,491)
Total accounts receivable, net	2,142,188	1,623,559	236,137

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Beginning balance	(527,335)	(529,120)	(560,465)	(81,516)
Additions	(61,482)	(139,652)	(42,167)	(6,132)
Reversal of allowance for doubtful accounts	66,586	42,365	80,866	11,761
Write-off of accounts receivable	5,204	65,942	30,230	4,396
Reversal of partial accounts receivable written off in prior years	(12,093)	-	-	-
Ending balance	(529,120)	(560,465)	(491,536)	(71,491)

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Beginning balance	(527,335)	(529,120)	(560,465)	(81,516)
Additions	(61,482)	(139,652)	(42,167)	(6,132)
Reversal of allowance for doubtful accounts	66,586	42,365	80,866	11,761
Write-off of accounts receivable	5,204	65,942	30,230	4,396
Reversal of partial accounts receivable written off in prior years	(12,093)	-	-	-
Ending balance	(529,120)	(560,465)	(491,536)	(71,491)